RELATED PARTIES (Details Textual)					12 Months Ended
	Jan. 11, 2016 USD ($) shares	Jan. 11, 2016 ₪ / shares	May 01, 2015 USD ($)	May 01, 2015 ILS (₪)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2015 USD ($)	May 01, 2015 ILS (₪)
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares					103,428	103,428
Stock Issued During Period, Value, Stock Options Exercised					$ 273
Crow Technologies 1977 Ltd [Member]
Related Party Transaction [Line Items]
Cost of Plastic Parts Per Unit | $ / shares					$ 0.10
Consulting Service [Member] | A S Ivor Israel Ltd [Member]
Related Party Transaction [Line Items]
Payments for Other Fees					$ 90,000
Consulting Service [Member] | Iberica Investments LLC [Member]
Related Party Transaction [Line Items]
Payments for Other Fees							$ 63,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Officer Compensation Increase, Expected Cash Balance			$ 920,000	₪ 3,500,000
Officer Compensation Increase, Expected Cash Balance from Equity Offerings					1,050,000	₪ 4,000,000
Officers' Compensation			3,900	15,000	$ 6,600	₪ 25,000
Related Party Transaction, Expenses from Transactions with Related Party			4,200	₪ 16,000
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			$ 3,200					₪ 12,333
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	$ 183,049
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	103,428
Stock Issued During Period, Value, Stock Options Exercised	$ 273
Deferred Compensation Arrangement with Individual, Description					If the agreement is terminated by the Company, other than for "cause" as defined in the agreement, Mr. Zigdon shall be entitled to an adjustment bonus equal to 3 times the last gross monthly salary or in the event that the Company will have more than $ 3 Million cash in hand, the adjustment bonus shall be equal to 6 times his last gross monthly salary.	If the agreement is terminated by the Company, other than for "cause" as defined in the agreement, Mr. Zigdon shall be entitled to an adjustment bonus equal to 3 times the last gross monthly salary or in the event that the Company will have more than $ 3 Million cash in hand, the adjustment bonus shall be equal to 6 times his last gross monthly salary.
Chief Executive Officer [Member] | Employee Stock Option [Member]
Related Party Transaction [Line Items]
Deferred Compensation Arrangement with Individual, Exercise Price | ₪ / shares		₪ 0.01
Deferred Compensation Arrangement with Individual, Shares Issued | shares	1,241,163
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	2,000,000